Net (Loss) Income Per Share - Schedule of Antidilutive Securities (Details) - shares shares in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total excludable from net loss per share attributable to common stockholders - diluted (in shares)	11,482	12,116	11,632	12,025	12,107	11,519
Class B Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total excludable from net loss per share attributable to common stockholders - diluted (in shares)	10,868	11,278	10,868	11,278	11,249	11,330
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total excludable from net loss per share attributable to common stockholders - diluted (in shares)	346	343	362	365	347
Unvested restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total excludable from net loss per share attributable to common stockholders - diluted (in shares)	268	495	402	382	511	189